Document and Entity Information	12 Months Ended
Aug. 29, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Registrant Name	NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Central Index Key	0000702149
Amendment Flag	false
Document Creation Date	Aug. 28, 2013
Document Effective Date	Aug. 29, 2013
Prospectus Date	Aug. 29, 2013